Fees Summary	Jul. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 60,000
Previously Paid Amount	0.00
Total Fee Amount	8.29
Total Offset Amount	0.00
Net Fee	8.29
Narrative - Max Aggregate Offering Price	$ 60,000
Final Prospectus	true